D1 Provisions	12 Months Ended
Dec. 31, 2018
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D1 Provisions

D1 Provisions

Provisions
	Restructuring	Customer related	Suppliers related	Warranty	Other	Total
2018
Opening balance	4,043	2,642	1,613	158	1,423	9,879
Additions	3,539	8,532	214	401	1,024	13,710
Reversal of excess amounts	–408	–236	–15	–20	–46	–725
Negative effect on Income statement						12,985
Utilization/Cash out	–4.148	–1,979	–264	–257	–287	–6,935
Reclassifications	120	—	10	72	–112	90
Translation difference	163	–43	1	9	–141	–11

Closing balance	3,309	8,916	1,559	363	1,861	16,008

2017 1)
Opening balance	4,163	74	134	211	1,738	6,320
Additions	5,448	4,105	1,885	242	799	12,479
Reversal of excess amounts	–207	—	–90	–2	–63	–362
Negative effect on Income statement						12,117
Utilization/Cash out	–5,327	–1,532	–262	–267	–833	–8,221
Reclassifications	1	–10	–50	–25	–59	–143
Translation difference	–35	5	–4	–1	–159	–194

Closing balance	4,043	2,642	1,613	158	1,423	9,879

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Provisions will fluctuate over time depending on business mix, market mix and technology shifts. Risk assessment in the ongoing business is performed monthly to identify the need for new additions and reversals. During certain years the Company undertakes restructuring activities that may require recognition of provisions. Management uses its best judgment to estimate provisions based on this assessment. Under certain circumstances, provisions are no longer required due to outcomes being more favorable than anticipated, which affect the provisions balance as a reversal. In other cases, the outcome can be negative, and if so, a charge is recorded in the income statement.

For 2018, new or additional provisions amounting to SEK 13.7 billion were made, and SEK 0.7 billion of provisions were reversed. The actual cash outlays for 2018 were SEK 6.9 billion compared with the estimated SEK 6.0 billion. The expected total cash outlays in 2019 are approximately SEK 10.0 billion.

Of the total provisions, SEK 5.5 (3.6) billion is classified as non-current. For more information, see Note A1, “Significant accounting policies” and Note A2, “Critical accounting estimates and judgments.”

Restructuring provisions

In 2018, SEK 3.5 billion in provisions were made and SEK 0.4 billion were reversed due to a more favorable outcome than expected. The scope of the structural efficiency measures involves service delivery, supply and manufacturing, R&D and Selling and administrative expenses. The cash outlays for restructuring provisions were SEK 4.1 billion for the full-year, compared with the expected SEK 3.0 billion. The cash outlays for the full-year also includes provisions identified and paid out during 2018. The cash outlays for 2019 for these provisions are estimated to total approximately SEK 2.1 billion.

Customer related

Customer related provision consists of provision for onerous customer contracts. During 2018, new provisions amounting to SEK 8.5 billion were made for onerous customer contracts where it is probable that expected costs will exceed revenue for the remaining duration of the contracts. SEK 5.9 billion of this amount relates to the reshape of BSS business, where SEK 3.1 billion is treated as restructuring charges in the income statement. The cash outlays were SEK 2.0 billion in 2018 compared to the estimated of SEK 1.9 billion. For 2019, the cash outlays for these provisions are estimated to total approximately SEK 6.0 billion.

Supplier related

Supplier related provisions include provision for supplier claims/guarantees. During 2018, new provisions amounting to SEK 0.2 billion were made and SEK 0.0 billion were reversed due to more favorable outcome. The cash outlays were SEK 0.3 billion in 2018 compared to the estimated of SEK 0.2 billion. For 2019, the cash outlays for this provision is estimated to total approximately SEK 0.9 billion.

Warranty provisions

Warranty provisions are based on historic quality rates for established products as well as estimates regarding quality rates for new products and costs to remedy the various types of faults predicted. These provisions do not include costs for service in additions within customer contracts that are accounted for as separate performance obligations. Provisions amounting to SEK 0.4 billion were made. The actual cash outlays for 2018 were SEK 0.3 billion, compared to the expected SEK 0.2 billion. The cash outlays of warranty provisions during year 2019 are estimated to total approximately SEK 0.3 billion.

Other provisions

Other provisions include provisions for tax issues, litigations, excess premises and other. During 2018, new provisions amounting to SEK 1.0 billion were made and SEK 0.0 billion were reversed due to a more favorable outcome. The cash outlays were SEK 0.3 billion in 2018 compared to the estimate of SEK 0.7 billion. For 2019, the cash outlays for other provisions are estimated to total approximately SEK 0.6 billion.